Trade receivables	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade receivables

6	Trade receivables

	2024	2023
Tuition fees	488,962	461,066
Educational content (i)	62,194	49,135
FIES	79,712	62,971
Educational credits (ii)	26,893	29,391
Mobile app subscription (iii)	24,223	29,091
Other	21,339	15,667
	703,323	647,321
(-) Allowance for expected credit losses	(71,477)	(61,398)
	631,846	585,923
Current	595,898	546,438
Non-current	35,948	39,485

(i)	Related to trade receivables from sales of e-books and medical courses through Continuing education’s platform.
(ii)	Related to the financing programs offered by the Company’s subsidiaries to its students that existed prior to the acquisitions. The Company closed such programs to new enrollments and maintained only the agreements that were outstanding as of the acquisition date.
(iii)	Related to trade receivables from mobile applications subscriptions for Medical practice solutions.

As of December 31, 2024 and 2023, the aging of trade receivables was as follows:

	2024	2023

Neither past due nor impaired	327,052	323,614
Past due:
1 to 30 days	97,390	73,563
31 to 90 days	126,623	109,908
91 to 180 days	91,411	85,193
More than 180 days	60,847	55,043
	703,323	647,321

The changes in the allowance for expected credit losses for the years ended December 31, 2024, 2023 and 2022, were as follows:

	2024	2023	2022

Opening balance	(61,398)	(44,046)	(45,013)
Additions	(60,894)	(74,552)	(42,708)
Write-offs	50,815	57,200	43,675
Closing balance	(71,477)	(61,398)	(44,046)